UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2010

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Aerospace & Defense - 0.1%	Hawker Beechcraft Acquisition Co. LLC, 8.875%, 4/01/15 (a)	USD	275	$81,813

Airlines - 0.9%	American Airlines Pass-Through Trust Series 2001-02, 7.858%, 4/01/13		590	539,850
	Continental Airlines, Inc. Series 1997-4-B, 6.90%, 7/02/18		674	485,624
	Continental Airlines, Inc. Series 2001-1-C, 7.033%, 12/15/12		300	231,199
	Continental Airlines, Inc. Series 2003-RJ, 7.875%, 1/02/20		245	139,763
	UAL Corp., 4.50%, 6/30/21 (b)		340	134,300

				1,530,736

Auto Components - 1.9%	Allison Transmission, Inc., 11%, 11/01/15 (c)		730	569,400
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(c)		1,085	726,950
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		1,355	1,317,737
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		632	614,620
	Lear Corp., 8.75%, 12/01/16		405	105,300

				3,334,007

Automobiles - 0.3%	Ford Capital BV, 9.50%, 6/01/10		710	603,500

Building Products - 0.7%	Momentive Performance Materials, Inc., 11.50%, 12/01/16		735	172,725
	Ply Gem Industries, Inc., 11.75%, 6/15/13		1,670	1,068,800

				1,241,525

Capital Markets - 1.1%	E*Trade Financial Corp., 8%, 6/15/11		325	217,750
	E*Trade Financial Corp., 12.50%, 11/30/17 (a)(c)		1,508	999,050
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (c)		1,004	411,640
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(c)		405	166,214
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (a)(c)		277	113,538

				1,908,192

Chemicals - 1.8%	American Pacific Corp., 9%, 2/01/15		800	698,000
	Innophos, Inc., 8.875%, 8/15/14		740	664,150
	MacDermid, Inc., 9.50%, 4/15/17 (c)		1,180	719,800
	Terra Capital, Inc. Series B, 7%, 2/01/17		205	191,675
	Wellman Holdings, Inc. Second Lien Subordinate Note, 10%, 1/29/19 (b)(c)		790	790,000
	Wellman Holdings, Inc. Third Lien Subordinate Note, 5%, 1/29/19 (b)(c)		240	120,000

				3,183,625

Commercial Services & Supplies - 3.7%	Scientific Games International, Inc., 9.25%, 6/15/19 (c)		525	510,562
	US Investigations Services, Inc., 10.50%, 11/01/15 (c)		700	570,500
	Waste Services, Inc., 9.50%, 4/15/14		2,800	2,604,000
	West Corp., 9.50%, 10/15/14		700	630,000
	West Corp., 11%, 10/15/16		2,720	2,312,000

				6,627,062

Construction & Engineering - 0.8%	Dycom Industries, Inc., 8.125%, 10/15/15		1,650	1,402,500

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Construction Materials - 1.1%	Nortek, Inc., 10%, 12/01/13	USD	2,080	$1,346,800
	Texas Industries, Inc., 7.25%, 7/15/13		720	619,200

				1,966,000

Containers & Packaging - 5.6%	Berry Plastics Holding Corp., 5.195%, 9/15/14 (d)		1,655	1,084,025
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	1,200	1,687,967
	Graphic Packaging International Corp., 8.50%, 8/15/11	USD	1,175	1,163,250
	Graphic Packaging International Corp., 9.50%, 8/15/13		960	897,600
	Impress Holdings BV, 4.256%, 9/15/13 (c)(d)		390	336,375
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		925	925,000
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	420	549,225
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (c)	USD	1,255	420,425
	Pregis Corp., 12.375%, 10/15/13		1,130	717,550
	Rock-Tenn Co., 8.20%, 8/15/11		1,875	1,919,531
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (e)(f)		925	300,625

				10,001,573

Diversified Consumer Services - 1.4%	Service Corp. International, 7%, 6/15/17		2,800	2,555,000

Diversified Financial Services - 6.4%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		490	483,875
	Bank of America Corp., 5.65%, 5/01/18		700	626,419
	FCE Bank Plc, 7.875%, 2/15/11	GBP	500	711,169
	FCE Bank Plc, 7.125%, 1/16/12	EUR	2,850	3,424,706
	FCE Bank Plc, 7.125%, 1/15/13		450	508,935
	FCE Bank Plc Series JD, 2.538%, 9/30/09 (d)		250	341,057
	Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (d)	USD	195	154,050
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		200	170,789
	Ford Motor Credit Co. LLC, 8%, 12/15/16		170	136,517
	GMAC LLC, 7.25%, 3/02/11 (c)		348	313,200
	GMAC LLC, 6.875%, 9/15/11 (c)		500	447,500
	GMAC LLC, 2.868%, 12/01/14 (c)(d)		841	630,750
	GMAC LLC, 6.75%, 12/01/14 (c)		1,390	1,160,650
	GMAC LLC, 8%, 11/01/31 (c)		1,680	1,260,000
	Leucadia National Corp., 8.125%, 9/15/15		1,250	1,109,375

				11,478,993

Diversified Telecommunication Services - 5.9%	Broadview Networks Holdings, Inc., 11.375%, 9/01/12		1,000	750,000
	Cincinnati Bell, Inc., 7.25%, 7/15/13		435	412,162
	Frontier Communications Corp., 8.25%, 5/01/14		340	332,350
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (c)		1,340	1,340,000
	Qwest Communications International, Inc., 7.50%, 2/15/14		1,890	1,738,800
	Qwest Communications International, Inc., 3.50%, 11/15/25 (b)		620	623,875

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Qwest Communications International, Inc. Series B, 7.50%, 2/15/14	USD	1,645	$1,513,400
	Qwest Corp., 4.57%, 6/15/13 (d)		1,350	1,211,625
	Qwest Corp., 7.625%, 6/15/15		500	478,750
	Qwest Corp., 8.375%, 5/01/16 (c)		400	393,000
	Windstream Corp., 8.125%, 8/01/13		1,780	1,751,075

				10,545,037

Electric Utilities - 1.5%	Edison Mission Energy, 7.50%, 6/15/13		675	568,687
	NSG Holdings LLC, 7.75%, 12/15/25 (c)		965	776,825
	Tenaska Alabama Partners LP, 7%, 6/30/21 (c)		1,753	1,418,883

				2,764,395

Electrical Equipment - 0.0%	UCAR Finance, Inc., 10.25%, 2/15/12		49	45,693

Electronic Equipment, Instruments & Components - 0.2%	Sanmina-SCI Corp., 8.125%, 3/01/16		600	336,000

Energy Equipment & Services - 0.8%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		195	178,425
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		300	264,000
	North American Energy Partners, Inc., 8.75%, 12/01/11		355	296,425
	Transocean, Inc. Series A, 1.625%, 12/15/37 (b)		730	688,025

				1,426,875

Food & Staples Retailing - 0.6%	AmeriQual Group LLC, 9.50%, 4/01/12 (c)		750	450,000
	Rite Aid Corp., 7.50%, 3/01/17		875	686,875

				1,136,875

Food Products - 0.4%	JBS USA LLC, 11.625%, 5/01/14 (c)		380	364,800
	Tyson Foods, Inc., 10.50%, 3/01/14 (c)		320	339,200

				704,000

Health Care Equipment & Supplies - 2.9%	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (a)		900	346,500
	DJO Finance LLC, 10.875%, 11/15/14		4,900	4,018,000
	DJO Finance LLC, 11.75%, 11/15/14		80	54,800
	Hologic, Inc., 2.771%, 12/15/37 (b)(g)		1,205	837,475

				5,256,775

Health Care Providers & Services - 1.3%	Community Health Systems, Inc. Series WI, 8.875%, 7/15/15		190	187,863
	Tenet Healthcare Corp., 9%, 5/01/15 (c)		1,502	1,532,040
	Tenet Healthcare Corp., 10%, 5/01/18 (c)		622	649,990

				2,369,893

Hotels, Restaurants & Leisure - 6.3%	American Real Estate Partners LP, 7.125%, 2/15/13		2,815	2,406,825
	Galaxy Entertainment Finance Co. Ltd., 7.323%, 12/15/10 (c)(d)		225	200,250
	Galaxy Entertainment Finance Co. Ltd., 9.875%, 12/15/12 (c)		500	415,000
	Gaylord Entertainment Co., 8%, 11/15/13		595	490,131
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (c)		1,470	1,330,350

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Greektown Holdings, LLC, 10.75%, 12/01/13 (c)(e)(f)	USD	522	$36,540
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (c)		1,631	1,088,692
	Inn of the Mountain Gods Resort & Casino, 12%, 11/15/10		1,425	334,875
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (c)		1,175	508,187
	MGM Mirage, 10.375%, 5/15/14 (c)		500	515,000
	MGM Mirage, 11.125%, 11/15/17 (c)		780	817,050
	Penn National Gaming, Inc., 6.875%, 12/01/11		1,875	1,818,750
	San Pasqual Casino, 8%, 9/15/13 (c)		925	758,500
	Scientific Games Corp., 0.75%, 12/01/24 (b)(c)(g)		270	260,213
	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (c)		300	174,000
	Travelport LLC, 5.293%, 9/01/14 (d)		145	72,500
	Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)(f)		315	1,575
	Virgin River Casino Corp., 9%, 1/15/12 (e)(f)		805	84,525

				11,312,963

Household Durables - 1.1%	American Greetings Corp., 7.375%, 6/01/16		975	614,250
	Beazer Homes USA, 8.375%, 4/15/12		560	302,400
	Jarden Corp., 8%, 5/01/16		240	232,200
	KB Home, 6.375%, 8/15/11		185	177,600
	Toll Brothers Finance Corp., 8.91%, 10/15/17		654	655,424

				1,981,874

IT Services - 1.5%	Alliance Data Systems Corp., 1.75%, 8/01/13 (b)(c)		1,270	922,338
	First Data Corp., 11.25%, 3/31/16 (c)		2,350	1,269,000
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (c)		530	512,775

				2,704,113

Independent Power Producers & Energy Traders - 3.6%	The AES Corp., 8.75%, 5/15/13 (c)		994	1,011,395
	Calpine Construction Finance Co. LP, 8%, 6/01/16 (c)		915	870,394
	Energy Future Holdings Corp., 11.25%, 11/01/17 (a)		3,498	1,803,300
	NRG Energy, Inc., 7.25%, 2/01/14		1,525	1,460,188
	NRG Energy, Inc., 7.375%, 2/01/16		930	875,362
	Texas Competitive Electric Holdings Co. LLC, 11.25%, 11/01/16 (a)		951	371,842

				6,392,481

Industrial Conglomerates - 1.2%	Sequa Corp., 11.75%, 12/01/15 (c)		2,380	1,059,100
	Sequa Corp., 13.50%, 12/01/15 (a)(c)		3,402	1,101,557

				2,160,657

Insurance - 0.9%	Alliant Holdings I, Inc., 11%, 5/01/15 (c)		1,600	1,192,000
	USI Holdings Corp., 4.758%, 11/15/14 (c)(d)		630	344,925

				1,536,925

Life Sciences Tools & Services - 0.1%	Bio-Rad Laboratories, Inc., 8%, 9/15/16 (c)		200	200,500

Machinery - 1.2%	AGY Holding Corp., 11%, 11/15/14		1,200	858,000

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Accuride Corp., 8.50%, 2/01/15	USD	515	$151,925
	Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		565	612,378
	RBS Global, Inc., 9.50%, 8/01/14 (c)		205	171,175
	RBS Global, Inc., 8.875%, 9/01/16		420	304,500

				2,097,978

Marine - 0.8%	Horizon Lines, Inc., 4.25%, 8/15/12 (b)		805	492,056
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		442	338,130
	Teekay Shipping Corp., 8.875%, 7/15/11		640	632,000

				1,462,186

Media - 11.8%	Affinion Group, Inc., 10.125%, 10/15/13		1,255	1,179,700
	CCO Holdings LLC, 8.75%, 11/15/13		515	471,225
	CMP Susquehanna Corp., 4.753%, 5/15/14 (c)		150	3,000
	CSC Holdings, Inc., 8.50%, 4/15/14 (c)		370	368,150
	CSC Holdings, Inc. Series B, 7.625%, 4/01/11		325	324,187
	Cablevision Systems Corp. Series B, 8%, 4/15/12		425	417,562
	Catalina Marketing Corp., 10.815%, 10/01/15 (a)(c)(h)		2,500	2,100,000
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (e)(f)		685	678,150
	Charter Communications Operating, LLC, 8.375%, 4/30/14 (c)		550	522,500
	DirecTV Holdings LLC, 8.375%, 3/15/13		260	261,950
	EchoStar DBS Corp., 6.375%, 10/01/11		250	241,562
	EchoStar DBS Corp., 7%, 10/01/13		90	85,050
	Harland Clarke Holdings Corp., 5.633%, 5/15/15 (d)		330	199,650
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		390	290,550
	Intelsat Corp., 9.25%, 6/15/16 (c)		1,340	1,286,400
	Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (c)		250	245,000
	Lamar Advertising Co. Series B, 2.875%, 12/31/10 (b)		400	368,000
	Liberty Media Corp., 3.125%, 3/30/23 (b)		1,023	870,829
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		673	181,710
	Mediacom LLC, 9.50%, 1/15/13		1,280	1,222,400
	Network Communications, Inc., 10.75%, 12/01/13		20	4,000
	Nielsen Finance LLC, 11.625%, 2/01/14 (c)		70	69,300
	Nielsen Finance LLC, 10%, 8/01/14		1,740	1,657,350
	Nielsen Finance LLC, 11.50%, 5/01/16 (c)		500	475,000
	ProtoStar I Ltd., 18%, 10/15/12 (b)(c)(e)(f)		812	259,766
	Rainbow National Services LLC, 10.375%, 9/01/14 (c)		1,496	1,542,750
	Salem Communications Corp., 7.75%, 12/15/10		2,425	727,500
	TL Acquisitions, Inc., 10.50%, 1/15/15 (c)		4,095	3,194,100
	Time Warner Cable, Inc., 8.25%, 4/01/19		300	336,096
	UPC Holding B.V., 9.875%, 4/15/18 (c)		500	482,500
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(c)		1,125	870,469
	WMG Acquisition Corp., 9.50%, 6/15/16 (c)		225	224,719

				21,161,125

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Metals & Mining - 4.8%	Aleris International, Inc., 9%, 12/15/14 (e)(f)	USD	950	$9,500
	Aleris International, Inc., 10%, 12/15/16 (e)(f)		800	3,000
	Anglo American Capital Plc, 9.375%, 4/08/19 (c)		345	366,762
	FMG Finance Property Ltd., 10%, 9/01/13 (c)		500	445,000
	FMG Finance Property Ltd., 10.625%, 9/01/16 (c)		1,210	1,073,875
	Foundation PA Coal Co., 7.25%, 8/01/14		1,850	1,813,000
	Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (d)		960	864,000
	Novelis, Inc., 7.25%, 2/15/15		1,875	1,232,812
	Ryerson, Inc., 8.403%, 11/01/14 (d)		380	209,475
	Ryerson, Inc., 12%, 11/01/15		245	165,375
	Steel Dynamics, Inc., 7.375%, 11/01/12		440	404,800
	Teck Resources Ltd., 10.25%, 5/15/16 (c)		285	288,562
	Teck Resources Ltd., 10.75%, 5/15/19 (c)		1,095	1,126,481
	Vedanta Resources Plc, 9.50%, 7/18/18 (c)		600	522,000

				8,524,642

Multiline Retail - 1.1%	Dollar General Corp., 10.625%, 7/15/15		450	475,875
	Macy's Retail Holdings, Inc., 5.875%, 1/15/13		455	410,499
	Macy's Retail Holdings, Inc., 5.90%, 12/01/16		1,200	1,009,963
	Saks, Inc., 7.50%, 12/01/13 (b)(c)		60	58,500

				1,954,837

Oil, Gas & Consumable Fuels - 9.4%	Atlas Energy Resources LLC, 10.75%, 2/01/18 (c)		1,190	1,059,100
	Berry Petroleum Co., 8.25%, 11/01/16		470	392,450
	Chesapeake Energy Corp., 9.50%, 2/15/15		500	493,750
	Chesapeake Energy Corp., 7.25%, 12/15/18		990	826,650
	Chesapeake Energy Corp., 2.25%, 12/15/38 (b)		775	449,500
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		1,505	752,500
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (c)		1,245	790,575
	Corral Finans AB, 2.631%, 4/15/10 (a)(c)		2,057	1,156,196
	EXCO Resources, Inc., 7.25%, 1/15/11		2,600	2,327,000
	Encore Acquisition Co., 6.25%, 4/15/14		1,850	1,577,125
	Forest Oil Corp., 7.25%, 6/15/19		2,135	1,836,100
	Massey Energy Co., 3.25%, 8/01/15 (b)		1,210	806,163
	OPTI Canada, Inc., 8.25%, 12/15/14		1,600	1,104,000
	PetroHawk Energy Corp., 10.50%, 8/01/14 (c)		530	543,250
	PetroHawk Energy Corp., 7.875%, 6/01/15		450	417,375
	Range Resources Corp., 8%, 5/15/19		400	394,000
	Sabine Pass LNG LP, 7.50%, 11/30/16		350	283,500
	SandRidge Energy, Inc., 8.625%, 4/01/15 (a)		430	366,575
	SandRidge Energy, Inc., 9.875%, 5/15/16 (c)		500	476,250
	SandRidge Energy, Inc., 8%, 6/01/18 (c)		935	790,075

				16,842,134

Paper & Forest Products - 3.3%	Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (e)(f)		760	72,200
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (c)		313	85,591
	Georgia-Pacific Corp., 8.125%, 5/15/11		145	145,725

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Georgia-Pacific LLC, 8.25%, 5/01/16 (c)	USD	1,525	$1,502,125
	International Paper Co., 9.375%, 5/15/19		490	493,230
	Louisiana-Pacific Corp., 13%, 3/15/17 (c)		50	535,000
	NewPage Corp., 10%, 5/01/12		2,440	1,366,400
	Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11		825	480,563
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (c)		320	294,298
	Verso Paper Holdings LLC Series B, 4.778%, 8/01/14 (d)		260	140,400
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14		1,425	847,875

				5,963,407

Personal Products - 0.5%	Chattem, Inc., 7%, 3/01/14		865	821,750

Pharmaceuticals - 0.6%	Angiotech Pharmaceuticals, Inc., 4.418%, 12/01/13 (d)		1,310	943,200
	Elan Finance Plc, 8.875%, 12/01/13		90	77,400

				1,020,600

Real Estate Investment Trusts (REITs) - 0.3%	FelCor Lodging LP, 8.50%, 6/01/11		245	209,475
	HCP, Inc., 5.65%, 12/15/13		420	375,401

				584,876

Real Estate Management & Development - 1.5%	Forest City Enterprises, Inc., 7.625%, 6/01/15		2,825	1,553,750
	Realogy Corp., 10.50%, 4/15/14		1,600	588,000
	Realogy Corp., 12.375%, 4/15/15		1,935	483,750

				2,625,500

Road & Rail - 0.2%	Hertz Global Holdings, Inc., 5.25%, 6/01/14 (b)		305	309,194

Semiconductors & Semiconductor Equipment -0.4%	Spansion, Inc., 4.386%, 6/01/13 (c)(e)(f)		1,135	715,050

Software - 0.0%	BMS Holdings, Inc., 9.224%, 2/15/12 (a)(c)(d)		389	46,797

Specialty Retail - 2.7%	Asbury Automotive Group, Inc., 7.625%, 3/15/17		330	227,700
	General Nutrition Centers, Inc., 6.404%, 3/15/14 (d)		1,640	1,353,000
	General Nutrition Centers, Inc., 10.75%, 3/15/15		1,200	1,035,000
	Group 1 Automotive, Inc., 2.812%, 6/15/36 (b)(g)		985	551,600
	Michaels Stores, Inc., 10%, 11/01/14		485	349,200
	Michaels Stores, Inc., 11.375%, 11/01/16		860	468,700
	United Auto Group, Inc., 7.75%, 12/15/16		1,030	793,100

				4,778,300

Textiles, Apparel & Luxury Goods - 1.6%	Levi Strauss & Co., 8.875%, 4/01/16		1,875	1,762,500
	Quiksilver, Inc., 6.875%, 4/15/15		1,600	1,064,000

				2,826,500

Wireless Telecommunication Services - 6.5%	Cricket Communications, Inc., 9.375%, 11/01/14		1,285	1,278,575
	Cricket Communications, Inc., 10%, 7/15/15 (c)		835	843,350
	Crown Castle International Corp., 9%, 1/15/15		205	207,050
	Digicel Group Ltd., 8.875%, 1/15/15 (c)		1,285	1,028,000
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(c)		1,911	1,452,080
	FiberTower Corp., 9%, 11/15/12 (b)		633	261,904
	iPCS, Inc., 3.153%, 5/01/13 (d)		760	628,900
	Leap Wireless International, Inc., 4.50%, 7/15/14 (b)(c)		220	173,800
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,745	2,755,294

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Nextel Communications, Inc. Series D, 7.375%, 8/01/15	USD	380	$301,150
	Nextel Communications, Inc. Series E, 6.875%, 10/31/13		310	258,075
	Orascom Telecom Finance SCA, 7.875%, 2/08/14 (c)		265	217,300
	Sprint Capital Corp., 7.625%, 1/30/11		2,200	2,172,500

				11,577,978

	Total Corporate Bonds - 100.8%			180,102,435

	Floating Rate Loan Interests

Aerospace & Defense - 0.1%	Hawker Beechcraft Acquisition Co. LLC Letter of Credit Facility Deposit, 3.22%, 3/26/14		16	8,934
	Hawker Beechcraft Acquisition Co. LLC Term Loan, 2.319%, 3/26/14		264	151,755

				160,689

Auto Components - 1.5%	Allison Transmission, Inc. Term Loan, 3.12% - 3.15%, 8/07/14		1,379	1,063,821
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		1,897	896,844
	Delphi Corp. Initial Tranche Term Loan C, 10.50%, 6/30/09 (e)(f)		2,220	719,629
	Delphi Corp. Subsequent Tranche Term Loan C, 10.50%, 6/30/09 (e)(f)		228	73,770

				2,754,064

Automobiles - 0.5%	Ford Motor Co. Term Loan, 3.35% - 4.14%, 12/15/13		600	424,688
	General Motors Corp. Secured Term Loan, 8%, 11/29/13		530	496,107

				920,795

Building Products - 2.0%	Building Materials Corp. of America Term Loan Advance, 3.063%, 2/22/14		495	417,466
	CPG International, I Inc. Term Loan B, 5.32%, 2/28/11		2,977	2,084,171
	Stile Acquisition Corp. (aka Masonite) Canadian Term Loan, 6.75%, 4/06/13		965	493,949
	Stile Acquisition Corp. (aka Masonite) U.S. Term Loan, 6.25%, 4/06/13		978	500,538

				3,496,124

Capital Markets - 0.1%	Marsico Parent Co., LLC Term Loan, 4.625% - 7.25%, 12/15/14		464	220,143

Chemicals - 1.9%	Flexsys Term Loan, 10.75%, 6/30/11		855	812,250
	PQ Corp. First Lien Term Loan, 4.29% - 4.47%, 7/31/14		744	562,003
	PQ Corp. Second Lien Term Loan, 7.54%, 7/30/15		3,250	1,635,832
	Solutia Inc. Loan, 7.25%, 2/28/14		411	331,371

				3,341,456

Diversified Telecommunication Services - 2.4%	Wind Finance SL SA Euro Facility (Second Lien), 7.099%, 12/17/14	EUR	3,350	4,325,078

Electronics - 0.0%	First Data Corp. Initial Tranche B-1 Term Loan, 3.069%, 9/24/14	USD	100	73,312

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

Health Care Providers & Services - 1.5%	HCA Inc. Tranche A-1 Term Loan, 3.22%, 11/17/12	USD	2,428	$2,172,611
	Rotech Healthcare, Inc. Term Loan B, 6.319%, 9/26/11		1,654	496,258

				2,668,869

Hotels, Restaurants & Leisure - 0.4%	Travelport LLC (fka Travelport Inc.) Loan, 7.928%, 3/27/12		2,822	719,673

Independent Power Producers & Energy Traders - 1.9%	Texas Competitive Electric Holdings Co., LLC Term Loan B-1, 3.819% - 3.882%, 10/10/14		208	141,885
	Texas Competitive Electric Holdings Co., LLC Term Loan B-2, 3.819% - 3.882%, 10/10/14		1,207	831,060
	Texas Competitive Electric Holdings Co., LLC Term Loan B-3, 3.819% - 3.882%, 10/10/14		3,448	2,356,366

				3,329,311

Machinery - 0.9%	Navistar International Corp. Revolving Credit-Linked Deposit, 3.569% - 3.647%, 1/19/12		505	421,134
	Navistar International Corp. Term Advance, 3.569%, 1/19/12		1,385	1,154,992

				1,576,126

Media - 2.9%	Affinion Group Holdings, Inc. Loan, 9.273%, 3/01/12		400	260,000
	Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,489	1,426,967
	HMH Publishing Co. Ltd. (fka Education Media) Mezzanine, 10.16%, 11/14/14		5,942	1,188,461
	HMH Publishing Co. Ltd. (fka Education Media) Tranche A Term Loan, 7.66%, 6/12/14		2,420	1,724,123
	NV Broadcasting, LLC Second Lien, 8.72%, 11/03/14 (e)(f)		1,000	10,000
	Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		500	498,750

				5,108,301

Oil, Gas & Consumable Fuels - 1.0%	Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		2,147	1,717,816

Paper & Forest Products - 0.7%	Georgia-Pacific LLC Term B Loan, 2.319% - 3.293%, 12/20/12		928	859,461
	NewPage Corp. Term Loan, 4.063% - 5%, 12/22/14		489	392,909
	Verso Paper Finance Holdings LLC Loan, 7.278% - 8.028%, 2/01/13		1,138	56,888

				1,309,258

Real Estate Management & Development - 0.2%	Realogy Corp. Initial Term B Loan, 4.177%, 10/10/13		378	262,763
	Realogy Corp. Synthetic LC, 0.328%, 10/10/13		119	82,978

				345,741

Transportation Infrastructure - 0.8%	SBA Telecommunications Term Loan, 1.994%, 11/01/10		1,629	1,449,704

	Total Floating Rate Loan Interests - 18.8%			33,516,460

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Non-U.S. Government Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities - 2.0%	Crown Castle Towers LLC Series 2005-1A Class AFL, 0.724%, 6/15/35 (d)	USD	1,680	$1,596,000
	Crown Castle Towers LLC Series 2005-1A Class AFX, 4.643%, 6/15/35 (c)		2,040	1,989,000

	Total Non-U.S. Government Agency Mortgage-Backed Securities - 2.0%			3,585,000

	Common Stocks	Shares

Chemicals - 0.0%	Wellman Holdings, Inc. (f)		1,425	356

Communications Equipment - 1.3%	Loral Space & Communications Ltd. (f)		77,483	2,389,576

Containers & Packaging - 0.0%	Smurfit Kappa Plc		3,634	20,375

Electrical Equipment - 0.0%	Medis Technologies Ltd. (f)		67,974	18,353
	SunPower Corp. Class B (f)		352	9,053

				27,406

Paper & Forest Products - 0.1%	Ainsworth Lumber Co. Ltd. (f)		37,144	52,735
	Ainsworth Lumber Co. Ltd. (c)(f)		41,686	58,965
	Western Forest Products, Inc. (c)(f)		41,528	9,890
	Western Forest Products, Inc. (f)		147,968	35,239

				156,829

	Total Common Stocks - 1.4%			2,594,542

	Preferred Securities

	Capital Trusts	Par (000)

Diversified Financial Services - 0.3%	Citigroup, Inc. Series E, 8.40% (d)(e)(f)(i)	USD	535	468,120

	Total Capital Trusts - 0.3%			468,120

	Preferred Stocks	Shares

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (c)		67	18,760

Media - 0.0%	CMP Susquehanna Radio Holdings Corp., 0% (d)		34,982	—

	Total Preferred Stocks - 0.0%			18,760

	Total Preferred Securities - 0.3%			486,880

	Warrants (j)

Health Care Providers & Services - 0.0%	HealthSouth Corp. (expires 1/16/14)		29,930	—

Media - 0.0%	CMP Susquehanna Radio Holdings Corp. (expires 3/26/19)		39,975	—

	Total Warrants - 0.0%			—

	Other Interests (k)	Beneficial Interest (000)

Media - 0.0%	Adelphia Escrow	USD	700	70
	Adelphia Recovery Trust		878	3,512

	Total Other Interests - 0.0%			3,582

	Total Long-Term Investments (Cost - $284,904,740) - 123.3%			220,288,899

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Shares	Value

	BlackRock Liquidity Funds, TempCash 0.605% (l)(m)	2,525,460	$2,525,460

	Total Short-Term Securities (Cost - $2,525,460) - 1.4%		2,525,460

	Options Purchased	Contracts

Over-the-Counter Call Options	Marsico Parent Superholdco LLC, expiring December 2009 at USD942.86, Broker The Goldman Sachs Group	17	27,200

	Total Options Purchased (Cost - $16,622) - 0.0%		27,200

	Total Investments (Cost - $287,446,822*) - 124.7%		222,841,559
	Liabilities in Excess of Other Assets - (24.7)%		(44,205,168)

	Net Assets - 100.0%		$178,636,391

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$288,554,221

Gross unrealized appreciation	$4,932,714
Gross unrealized depreciation	(70,645,376)

Net unrealized depreciation	$(65,712,662)

(a)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(b)	Convertible security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the effective yield at report date.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield at report date.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income

BlackRock Liquidity Funds, TempCash		2,525,460	$905
BlackRock Liquidity Series, LLC Cash Sweep Series	USD	(7,111,263)	$2,275

(m)	Represents the current yield as of report date.

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of May 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	64,000	USD	89,252	Citibank NA	6/02/09	$1,222
USD	146,783	CAD	190,000	Citibank NA	6/10/09	(27,261)
USD	661,954	GBP	441,500	Citibank NA	6/10/09	(51,606)
USD	10,204,115	EUR	7,490,500	Citibank NA	7/15/09	(381,254)

Total						$(458,899)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Black & Decker Corp.	2.93%	Goldman Sachs Bank USA	March 2014	USD 600	$(38,390)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD 500	(81,718)
Macy's Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD 600	(131,496)
Masco Corp.	5.85%	Goldman Sachs Bank USA	March 2014	USD 750	(75,161)
Mohawk Industries, Inc.	4.70%	Goldman Sachs Bank USA	March 2014	USD 750	(60,303)
Tyson Foods Inc.	4.25%	Goldman Sachs Bank USA	March 2014	USD 400	(37,944)
First Data Corp.	5.00%	Credit Suisse International	June 2014	USD 250	11,154
Lennar Corp.	5.75%	JPMorgan Chase Bank NA	June 2014	USD 500	(47,138)

Total					$(460,996)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amounts (000)[2]	Unrealized Depreciation

Ford Motor Co.	3.80%	UBS AG	March 2010	CCC	USD 930	$(161,530)
Ford Motor Co.	5.00%	Goldman Sachs Bank USA	June 2010	CCC	USD 3,750	(765,972)

Total						$(927,502)

1 Using Standard & Poor's ratings of the issuer.

2 The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

•	Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar

BlackRock Corporate High Yield Fund, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, which clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$3,130,386	—	—
Level 2	199,682,960	$39,576	$(1,859,773)
Level 3	20,001,013	—	—

Total	$222,814,359	$39,576	$(1,859,773)

* Other financial instruments are options, swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Assets

Balance, as of February 28, 2009	$16,371,171
Accrued discounts/premiums	122,197
Realized loss	(1,390,472)
Change in unrealized appreciation/depreciation	2,523,489
Net sales	(396,946)
Net transfers in Level 3	2,771,574

Balance, as of May 31, 2009	$20,001,013

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Corporate High Yield Fund, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 15, 2009